Summary of Subordinated Notes and Debentures (Parenthetical) (Details)	12 Months Ended
Oct. 31, 2021
3.625% subordinated debentures due September 15, 2031 [member] | Earliest Redemption Date September 15, 2026 to September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	5-year Mid-Swap Rate plus